ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

6.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	June 30, 2021	December 31, 2020
Accounts payable (a)	$51,961	$27,769
Accrued payroll and welfare payable	42,005	85,362
VAT and other taxes payable	3,379	7,416
Others (b)	52,189	58,530
	$149,534	$179,077

(a)	Accounts payable primarily include supplier’s service charge to HHMT and decoration fee payable by ZDSE.
(b)	Others primarily include office rental and property management fee payable by ZDH’s subsidiaries.

7.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2020	2019
Accounts payable (a)	$27,769	$61,898
Accrued payroll and welfare payable	85,362	107,284
VAT and other taxes payable	7,416	25,728
Others (b)	58,530	32,655
	$179,077	$227,565

(a)	Accounts payable primarily mainly include supplier’s service charge to HHMT in 2020, and commission payable for students’ referral in 2019.
(b)	Others primarily include miscellaneous expenses payable.

7. ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2019	2018
Accounts payable (a)	$61,898	$-
Accrued payroll and welfare payable	107,284	16,221
VAT and other taxes payable	25,728	1,379
Others (b)	32,655	2,296
	$227,565	$19,896

(a)	Accounts payable primarily include commission payable for students’ referral.
(b)	Others primarily include miscellaneous expenses payable.